Statement of Cash Flows (Unaudited)	9 Months Ended
Sep. 30, 2017 USD ($)
Cash flow from operating activities:
Net loss	$ (9,686)
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	8,358
Net cash used in operating activities	(1,328)
Cash flow from investing activities	0
Cash flow from financing activities
Net proceeds related to issuance of common units	45,420,915
Proceeds from line of credit	229,000
Payments on line of credit	(229,000)
Distributions paid to limited partners	(477,744)
Net cash provided by financing activities	44,943,171
Increase in cash and cash equivalents	44,941,843
Cash and cash equivalents, beginning of period	1,000
Cash and cash equivalents, end of period	44,942,843
Interest paid	$ 1,420